RECOVERABLE TAXES (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
RECOVERABLE TAXES
IRPJ/CSLL - prepayments and withheld taxes	R$ 562,835	R$ 575,351
PIS and COFINS - on acquisition of property, plant and equipment	133,182	61,376
PIS and COFINS - operations	303,636	507,919
PIS/COFINS - exclusion ICMS	128,115	128,115
ICMS - on acquisition of property, plant and equipment	109,045	115,560
ICMS - operations	1,500,659	1,515,840
Reintegra Program	119,580	108,657
Other taxes and contributions	22,680	18,758
Provision for loss of ICMS credits	(1,279,208)	(1,304,329)	R$ (10,792)
Provision for loss of PIS/COFINS credits	0	(21,132)	R$ 0
Recoverable taxes	1,600,524	1,706,115
Current assets	888,245	997,201
Non-current assets	R$ 712,279	R$ 708,914